Distribution Date:	09/12/25	DBJPM 2016-C1 Mortgage Trust
Determination Date:	09/08/25
Next Distribution Date:	10/10/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312LAN8	1.676000%	28,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312LAP3	2.691000%	35,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312LAQ1	3.038000%	46,052,000.00	10,136,855.29	7,416,905.17	25,663.14	0.00	0.00	7,442,568.31	2,719,950.12	34.61%	30.00%
A-3A	23312LAR9	3.015000%	140,000,000.00	123,359,618.72	7,761,658.38	309,941.04	0.00	0.00	8,071,599.42	115,597,960.34	34.61%	30.00%
A-3B	23312LAA6	3.015000%	75,000,000.00	66,085,510.02	4,158,031.27	166,039.84	0.00	0.00	4,324,071.11	61,927,478.75	34.61%	30.00%
A-4	23312LAS7	3.276000%	247,714,000.00	247,714,000.00	0.00	676,259.22	0.00	0.00	676,259.22	247,714,000.00	34.61%	30.00%
A-M	23312LAT5	3.539000%	64,420,000.00	64,420,000.00	0.00	189,985.32	0.00	0.00	189,985.32	64,420,000.00	24.77%	22.13%
B	23312LAU2	4.195000%	50,105,000.00	50,105,000.00	0.00	175,158.73	0.00	0.00	175,158.73	50,105,000.00	17.11%	16.00%
C	23312LAV0	3.511928%	35,789,000.00	35,789,000.00	0.00	104,740.32	0.00	0.00	104,740.32	35,789,000.00	11.64%	11.63%
D	23312LAG3	3.511928%	38,856,000.00	38,856,000.00	0.00	74,416.45	0.00	0.00	74,416.45	38,856,000.00	5.71%	6.88%
E*	23312LAH1	3.250000%	17,384,000.00	17,384,000.00	0.00	0.00	0.00	0.00	0.00	17,384,000.00	3.05%	4.75%
F	23312LAJ7	3.250000%	8,180,000.00	8,180,000.00	0.00	0.00	0.00	0.00	0.00	8,180,000.00	1.80%	3.75%
G	23312LAK4	3.250000%	8,180,000.00	8,180,000.00	0.00	0.00	0.00	0.00	0.00	8,180,000.00	0.55%	2.75%
H	23312LAL2	3.250000%	22,496,828.00	11,649,815.19	0.00	0.00	0.00	8,038,128.00	0.00	3,611,687.19	0.00%	0.00%
R	23312LAM0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,034,828.00	681,859,799.22	19,336,594.82	1,722,204.06	0.00	8,038,128.00	21,058,798.88	654,485,076.40

X-A	23312LAW8	1.554159%	637,044,000.00	511,715,984.03	0.00	662,740.20	0.00	0.00	662,740.20	492,379,389.21
X-B	23312LAB4	0.851540%	85,894,000.00	85,894,000.00	0.00	60,951.80	0.00	0.00	60,951.80	85,894,000.00
X-C	23312LAC2	1.250000%	38,856,000.00	38,856,000.00	0.00	40,475.00	0.00	0.00	40,475.00	38,856,000.00
X-D	23312LAD0	1.511928%	17,384,000.00	17,384,000.00	0.00	21,902.79	0.00	0.00	21,902.79	17,384,000.00
X-E	23312LAE8	1.511928%	16,360,000.00	16,360,000.00	0.00	20,612.61	0.00	0.00	20,612.61	16,360,000.00
X-F	23312LAF5	1.511928%	22,496,828.00	11,649,815.19	0.00	14,678.07	0.00	0.00	14,678.07	3,611,687.19
Notional SubTotal			818,034,828.00	681,859,799.22	0.00	821,360.47	0.00	0.00	821,360.47	654,485,076.40

Deal Distribution Total					19,336,594.82	2,543,564.53	0.00	8,038,128.00	21,880,159.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312LAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312LAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312LAQ1	220.11759077	161.05500673	0.55726440	0.00000000	0.00000000	0.00000000	0.00000000	161.61227113	59.06258404
A-3A	23312LAR9	881.14013371	55.44041700	2.21386457	0.00000000	0.00000000	0.00000000	0.00000000	57.65428157	825.69971671
A-3B	23312LAA6	881.14013360	55.44041693	2.21386453	0.00000000	0.00000000	0.00000000	0.00000000	57.65428147	825.69971667
A-4	23312LAS7	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-M	23312LAT5	1,000.00000000	0.00000000	2.94916672	0.00000000	0.00000000	0.00000000	0.00000000	2.94916672	1,000.00000000
B	23312LAU2	1,000.00000000	0.00000000	3.49583335	0.00000000	0.00000000	0.00000000	0.00000000	3.49583335	1,000.00000000
C	23312LAV0	1,000.00000000	0.00000000	2.92660650	0.00000000	0.00000000	0.00000000	0.00000000	2.92660650	1,000.00000000
D	23312LAG3	1,000.00000000	0.00000000	1.91518556	1.01142089	14.29171737	0.00000000	0.00000000	1.91518556	1,000.00000000
E	23312LAH1	1,000.00000000	0.00000000	0.00000000	2.70833353	31.66138173	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312LAJ7	1,000.00000000	0.00000000	0.00000000	2.70833374	48.75000733	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312LAK4	1,000.00000000	0.00000000	0.00000000	2.70833374	52.43413814	0.00000000	0.00000000	0.00000000	1,000.00000000
H	23312LAL2	517.84256829	0.00000000	0.00000000	1.40249016	86.24288233	0.00000000	357.30050476	0.00000000	160.54206353
R	23312LAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312LAW8	803.26631132	0.00000000	1.04033662	0.00000000	0.00000000	0.00000000	0.00000000	1.04033662	772.91268611
X-B	23312LAB4	1,000.00000000	0.00000000	0.70961650	0.00000000	0.00000000	0.00000000	0.00000000	0.70961650	1,000.00000000
X-C	23312LAC2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-D	23312LAD0	1,000.00000000	0.00000000	1.25993960	0.00000000	0.00000000	0.00000000	0.00000000	1.25993960	1,000.00000000
X-E	23312LAE8	1,000.00000000	0.00000000	1.25993949	0.00000000	0.00000000	0.00000000	0.00000000	1.25993949	1,000.00000000
X-F	23312LAF5	517.84256829	0.00000000	0.65245065	0.00000000	0.00000000	0.00000000	0.00000000	0.65245065	160.54206353

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	25,663.14	0.00	25,663.14	0.00	0.00	0.00	25,663.14	0.00
A-3A	08/01/25 - 08/30/25	30	0.00	309,941.04	0.00	309,941.04	0.00	0.00	0.00	309,941.04	0.00
A-3B	08/01/25 - 08/30/25	30	0.00	166,039.84	0.00	166,039.84	0.00	0.00	0.00	166,039.84	0.00
A-4	08/01/25 - 08/30/25	30	0.00	676,259.22	0.00	676,259.22	0.00	0.00	0.00	676,259.22	0.00
X-A	08/01/25 - 08/30/25	30	0.00	662,740.20	0.00	662,740.20	0.00	0.00	0.00	662,740.20	0.00
X-B	08/01/25 - 08/30/25	30	0.00	60,951.80	0.00	60,951.80	0.00	0.00	0.00	60,951.80	0.00
X-C	08/01/25 - 08/30/25	30	0.00	40,475.00	0.00	40,475.00	0.00	0.00	0.00	40,475.00	0.00
X-D	08/01/25 - 08/30/25	30	0.00	21,902.79	0.00	21,902.79	0.00	0.00	0.00	21,902.79	0.00
X-E	08/01/25 - 08/30/25	30	0.00	20,612.61	0.00	20,612.61	0.00	0.00	0.00	20,612.61	0.00
X-F	08/01/25 - 08/30/25	30	0.00	14,678.07	0.00	14,678.07	0.00	0.00	0.00	14,678.07	0.00
A-M	08/01/25 - 08/30/25	30	0.00	189,985.32	0.00	189,985.32	0.00	0.00	0.00	189,985.32	0.00
B	08/01/25 - 08/30/25	30	0.00	175,158.73	0.00	175,158.73	0.00	0.00	0.00	175,158.73	0.00
C	08/01/25 - 08/30/25	30	0.00	104,740.32	0.00	104,740.32	0.00	0.00	0.00	104,740.32	0.00
D	08/01/25 - 08/30/25	30	516,019.20	113,716.22	0.00	113,716.22	39,299.77	0.00	0.00	74,416.45	555,318.97
E	08/01/25 - 08/30/25	30	503,319.79	47,081.67	0.00	47,081.67	47,081.67	0.00	0.00	0.00	550,401.46
F	08/01/25 - 08/30/25	30	376,620.89	22,154.17	0.00	22,154.17	22,154.17	0.00	0.00	0.00	398,775.06
G	08/01/25 - 08/30/25	30	406,757.08	22,154.17	0.00	22,154.17	22,154.17	0.00	0.00	0.00	428,911.25
H	08/01/25 - 08/30/25	30	1,908,639.71	31,551.58	0.00	31,551.58	31,551.58	0.00	0.00	0.00	1,940,191.29
Totals			3,711,356.67	2,705,805.89	0.00	2,705,805.89	162,241.36	0.00	0.00	2,543,564.53	3,873,598.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	21,880,159.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,693,408.61	Master Servicing Fee	6,828.28
Interest Reductions due to Nonrecoverability Determination	(142,202.34)	Certificate Administrator Fee	4,076.25
Interest Adjustments	25,662.48	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.58
ARD Interest	0.00	Operating Advisor Fee	1,708.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,576,868.75	Total Fees	13,117.09

Principal		Expenses/Reimbursements
Scheduled Principal	28,173,700.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,187.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(798,978.07)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	8,038,128.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	27,374,722.82	Total Expenses/Reimbursements	8,058,315.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,543,564.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,336,594.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	21,880,159.35
Total Funds Collected	29,951,591.57	Total Funds Distributed	29,951,591.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	681,859,799.22	681,859,799.22	Beginning Certificate Balance	681,859,799.22
(-) Scheduled Principal Collections	28,173,700.89	28,173,700.89	(-) Principal Distributions	19,336,594.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	8,038,128.00
(-) Principal Adjustments (Cash)	(798,978.07)	(798,978.07)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	8,038,128.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	654,485,076.40	654,485,076.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	686,199,541.83	686,199,541.83	Ending Certificate Balance	654,485,076.40
Ending Actual Collateral Balance	658,025,840.94	658,025,840.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,542,816.50	0.00	UC / (OC) Change	0.00
Current Period Advances	8,038,128.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	13,580,944.50	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP
7,499,999 or less	7	29,951,314.68	4.58%	4	4.7490	1.780415	1.39 or less	8	156,492,917.56	23.91%	5	4.7197	0.719183
7,500,000 to 14,999,999	3	25,203,169.41	3.85%	5	4.7229	2.102696	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	7	137,896,940.59	21.07%	5	4.7477	1.979358	1.45 to 1.54	1	19,147,875.32	2.93%	7	4.6700	1.548800
25,000,000 to 49,999,999	8	262,456,312.24	40.10%	5	4.5370	1.551042	1.55 to 1.99	9	179,293,714.43	27.39%	4	4.7635	1.744171
50,000,000 to 74,999,999	1	52,253,074.40	7.98%	4	4.9500	1.658800	2.00 to 2.49	6	177,744,296.24	27.16%	5	4.2236	2.253747
75,000,000 or greater	1	80,000,000.00	12.22%	5	3.8372	2.392400	2.50 to 2.87	2	36,582,007.77	5.59%	5	4.3083	2.551919
Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375	2.88 or greater	1	18,500,000.00	2.83%	4	4.4300	6.246000
							Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	66,724,265.08	10.19%	3	4.8503	NAP
							Defeased	14	66,724,265.08	10.19%	3	4.8503	NAP
California	4	74,002,001.29	11.31%	5	4.6207	3.155575
							Lodging	4	114,077,496.23	17.43%	5	4.8977	1.257058
Florida	1	52,253,074.40	7.98%	4	4.9500	1.658800
							Mixed Use	4	23,683,702.23	3.62%	4	4.4979	5.239714
Georgia	1	26,375,690.44	4.03%	3	4.7400	1.120000
							Office	8	225,652,242.66	34.48%	5	4.3677	1.980308
Kentucky	1	9,253,623.05	1.41%	4	4.7300	2.060800
							Retail	12	224,347,370.18	34.28%	5	4.5533	1.531385
Louisiana	1	3,661,776.01	0.56%	5	4.9700	1.183800
							Totals	42	654,485,076.40	100.00%	5	4.5776	1.773375
Maryland	1	26,635,703.17	4.07%	5	4.2590	0.769500

Michigan	4	9,023,876.44	1.38%	4	4.7655	1.629463

Minnesota	1	2,384,379.82	0.36%	4	4.7700	1.329800

New York	4	159,477,575.29	24.37%	5	4.3310	1.852574

Ohio	1	7,650,271.73	1.17%	6	4.7500	2.181900

Rhode Island	1	20,838,622.26	3.18%	6	5.0000	1.936800

Texas	6	109,783,916.26	16.77%	5	4.6938	1.088384

Virginia	1	70,000,000.00	10.70%	5	4.2290	2.174400

Washington	1	16,420,301.14	2.51%	7	4.5300	1.353000

Totals	42	654,485,076.40	100.00%	5	4.5776	1.773375

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP
	4.4999% or less	5	195,135,703.17	29.82%	5	4.0915	2.511151	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	212,672,865.06	32.49%	4	4.6494	1.615711	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	179,952,243.09	27.50%	6	4.9188	1.282479	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	27	587,760,811.32	89.81%	5	4.5467	1.810971
								Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP
	115 months or less	27	587,760,811.32	89.81%	5	4.5467	1.810971	Interest Only	9	257,598,549.27	39.36%	5	4.2640	2.433023
116 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	18	330,162,262.05	50.45%	5	4.7672	1.325636
	Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375	Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	66,724,265.08	10.19%	3	4.8503	NAP			No outstanding loans in this group
Underwriter's Information		3	38,299,274.64	5.85%	5	4.3289	2.322807
	12 months or less	24	549,461,536.68	83.95%	5	4.5618	1.775295
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	654,485,076.40	100.00%	5	4.5776	1.773375
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656120497	OF	New York	NY	Actual/360	3.837%	264,339.07	0.00	0.00	N/A	02/06/26	--	80,000,000.00	80,000,000.00	09/06/25
2A	656100513	RT	Williamsburg	VA	Actual/360	4.229%	145,665.56	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	09/06/25
2B	656100518				Actual/360	4.229%	109,249.17	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	09/06/25
3	305570005	LO	Naples	FL	Actual/360	4.950%	223,142.70	97,119.30	0.00	N/A	01/01/26	--	52,350,193.70	52,253,074.40	09/01/25
4	305731004	LO	Houston	TX	Actual/360	4.800%	0.00	0.00	0.00	N/A	03/06/26	--	34,403,791.80	34,403,791.80	08/06/20
5	656100528	OF	New York	NY	Actual/360	4.657%	162,412.88	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	09/06/25
6A	656120485	RT	New York	NY	Actual/360	4.690%	33,517.54	0.00	0.00	N/A	01/06/26	--	8,299,274.63	8,299,274.63	09/06/25
6B	656120486				Actual/360	4.690%	16,758.77	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	09/06/25
6C	656120507				Actual/360	4.690%	16,758.77	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	09/06/25
8	305731008	OF	Chatsworth	CA	Actual/360	4.780%	134,144.85	49,065.15	0.00	N/A	04/06/26	--	32,590,191.98	32,541,126.83	09/06/25
9	305191002	OF	Austin	TX	Actual/360	4.593%	126,562.67	0.00	0.00	N/A	12/01/25	--	32,000,000.00	32,000,000.00	09/01/25
10	305731010	OF	San Diego	CA	Actual/360	4.800%	113,680.42	27,503,326.71	0.00	N/A	03/06/26	09/06/25	27,503,326.71	0.00	09/06/25
11	305591006	RT	Columbus	GA	Actual/360	4.740%	107,865.16	51,053.49	0.00	N/A	12/01/25	--	26,426,743.93	26,375,690.44	09/01/25
12	656100519	RT	Hagerstown	MD	Actual/360	4.259%	120,417.95	(798,978.07)	(798,978.07)	N/A	02/06/26	--	25,836,725.10	26,635,703.17	09/06/25
13	656100508	OF	Frisco	TX	Actual/360	4.695%	98,158.88	46,975.57	0.00	N/A	01/01/26	--	24,279,224.72	24,232,249.15	09/01/25
14	305731014	RT	Brooklyn	NY	Actual/360	5.240%	101,184.61	45,536.86	0.00	N/A	04/06/26	--	22,424,562.89	22,379,026.03	09/06/25
15	305731015	LO	Providence	RI	Actual/360	5.000%	89,912.55	44,292.86	0.00	N/A	03/01/26	--	20,882,915.12	20,838,622.26	09/01/25
16	305731016	Various Various		PA	Actual/360	4.930%	82,766.70	42,382.95	0.00	N/A	01/06/26	--	19,496,180.69	19,453,797.74	09/06/25
17	305731017	RT	Baytown	TX	Actual/360	4.670%	77,148.06	36,555.90	0.00	N/A	04/06/26	--	19,184,431.22	19,147,875.32	09/06/25
18	656100507	MF	Houston	TX	Actual/360	4.760%	70,521.46	38,367.72	0.00	N/A	10/06/25	--	17,205,019.33	17,166,651.61	09/06/25
19	656120505	RT	Burlington	WA	Actual/360	4.530%	64,198.13	37,241.52	0.00	N/A	04/06/26	--	16,457,542.66	16,420,301.14	09/06/25
20	656100492	OF	Los Angeles	CA	Actual/360	4.500%	63,586.90	30,656.57	0.00	N/A	12/06/25	--	16,409,523.26	16,378,866.69	09/06/25
21	305731021	MU	San Jose	CA	Actual/360	4.430%	70,572.36	0.00	0.00	N/A	01/06/26	--	18,500,000.00	18,500,000.00	09/06/25
22	305731022	MF	Mount Pleasant	SC	Actual/360	4.830%	65,661.09	27,723.34	0.00	N/A	01/06/26	--	15,787,078.99	15,759,355.65	09/06/25
23	656100512	RT	Danville	KY	Actual/360	4.730%	37,775.14	20,774.64	0.00	N/A	01/06/26	--	9,274,397.69	9,253,623.05	09/06/25
24	305731024	RT	Sugarcreek Township OH		Actual/360	4.750%	31,360.83	16,891.55	0.00	N/A	03/01/26	--	7,667,163.28	7,650,271.73	09/01/25
25	305731025	LO	Chula Vista	CA	Actual/360	4.670%	26,528.40	14,818.49	0.00	N/A	02/06/26	--	6,596,826.26	6,582,007.77	09/06/25
27	305731027	MF	Mableton	GA	Actual/360	4.840%	22,756.23	12,031.44	0.00	N/A	01/06/26	--	5,460,040.03	5,448,008.59	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	305731028	MU	Northville	MI	Actual/360	4.740%	21,205.57	11,620.25	0.00	N/A	01/06/26	--	5,195,322.48	5,183,702.23	09/06/25
29	656100511	RT	Tampa	FL	Actual/360	4.770%	20,004.01	10,844.35	0.00	N/A	01/06/26	--	4,870,117.65	4,859,273.30	09/06/25
30	305731030	RT	Clarkston	MI	Actual/360	4.800%	15,927.67	13,295.18	0.00	N/A	01/06/26	--	3,853,469.39	3,840,174.21	09/06/25
31	656120489	LO	Venice	FL	Actual/360	5.040%	17,558.66	8,595.88	0.00	N/A	02/06/26	--	4,045,774.07	4,037,178.19	09/06/25
32	656120490	RT	Scott	LA	Actual/360	4.970%	15,698.13	6,249.82	0.00	N/A	02/06/26	--	3,668,025.83	3,661,776.01	09/06/25
33	305731033	RT	Apple Valley	MN	Actual/360	4.770%	9,827.86	8,281.35	0.00	N/A	01/06/26	--	2,392,661.17	2,384,379.82	09/06/25
Totals							2,576,868.75	27,374,722.82	(798,978.07)				681,859,799.22	654,485,076.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	69,978,833.00	43,147,302.50	07/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	18,786,597.15	9,174,842.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,240,595.76	20,187,889.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	367,330.00	462,200.44	04/01/24	03/31/25	05/06/25	11,500,954.30	881,533.19	0.00	0.00	2,080,856.69	6,814,527.00
5	80,971,032.50	17,975,413.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	4,499,725.28	2,626,722.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,459,798.88	2,659,768.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,436,030.39	8,891,600.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	5,464,469.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,501,900.00	0.00	--	--	09/08/25	16,503,932.97	907,269.49	94,644.23	94,644.23	223.25	1,223,601.00
13	6,469,190.68	1,087,597.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,197,594.48	132,539.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,986,127.89	6,410,634.97	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,201,281.00	1,108,170.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,201,249.62	454,073.21	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,187,824.90	598,992.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,509,982.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,282,334.68	763,663.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,358,739.28	664,605.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,531,932.84	1,555,222.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	730,818.32	349,502.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	616,746.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	350,036.61	188,490.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	289,000.00	144,500.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	256,619,171.50	118,583,730.21				28,004,887.27	1,788,802.68	94,644.23	94,644.23	2,081,079.94	8,038,128.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.577622%	4.520801%	5
08/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	1	25,836,725.10	0	0.00	0	0.00	4.587203%	4.530791%	6
07/11/25	0	0.00	0	0.00	2	60,240,516.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587447%	4.542789%	7
06/12/25	0	0.00	0	0.00	2	60,296,359.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587679%	4.543025%	8
05/12/25	0	0.00	0	0.00	2	60,348,946.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587894%	4.543244%	9
04/11/25	0	0.00	0	0.00	2	60,404,406.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588123%	4.543478%	10
03/12/25	0	0.00	0	0.00	2	60,456,598.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588336%	4.543694%	11
02/12/25	0	0.00	0	0.00	2	60,517,834.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588593%	4.543956%	12
01/10/25	0	0.00	0	0.00	2	60,569,612.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588802%	4.544169%	13
12/12/24	0	0.00	0	0.00	2	60,692,765.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589032%	4.544380%	14
11/13/24	1	22,844,714.38	0	0.00	2	60,823,121.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589277%	4.544605%	15
10/11/24	0	0.00	0	0.00	2	60,945,280.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589504%	4.544812%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	305731004	08/06/20	60	6	0.00	0.00	3,720,202.72	37,944,556.33	11/05/20	13
Totals					0.00	0.00	3,720,202.72	37,944,556.33

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		563,996,747	529,592,955	34,403,792		0
7 - 12 Months		90,488,329	90,488,329	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	654,485,076	620,081,285	0	0	34,403,792	0
Aug-25	681,859,799	647,456,007	0	0	34,403,792	0
Jul-25	682,578,779	622,338,262	0	0	60,240,517	0
Jun-25	683,399,357	623,102,997	0	0	60,296,360	0
May-25	684,164,793	623,815,846	0	0	60,348,947	0
Apr-25	684,979,078	624,574,671	0	0	60,404,406	0
Mar-25	685,738,037	625,281,439	0	0	60,456,599	0
Feb-25	686,650,509	626,132,675	0	0	60,517,834	0
Jan-25	687,402,616	626,833,004	0	0	60,569,612	0
Dec-24	688,223,205	627,530,439	0	0	60,692,766	0
Nov-24	689,097,529	605,429,693	22,844,714	0	60,823,121	0
Oct-24	689,911,167	628,965,887	0	0	60,945,280	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	305731004	34,403,791.80	37,944,556.33	16,200,000.00	02/24/25	(103,808.68)	(0.04040)	03/31/25	03/06/26	245
9	305191002	32,000,000.00	32,000,000.00	272,250,000.00	11/30/15	8,039,853.52	1.95610	06/30/25	12/01/25	I/O
12	656100519	26,635,703.17	26,635,703.17	28,400,000.00	12/11/24	3,501,900.00	0.76950	12/31/24	02/06/26	246
Totals		93,039,494.97	96,580,259.50	316,850,000.00		11,437,944.84

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	305731004	LO	TX	11/05/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9	305191002	OF	TX	07/30/25	13

The loan transferred to Special Servicing on 7/30/2025 due to borrower-declared imminent monetary default. Lender and borrower parties have executed a pre-negotiation letter and borrower is preparing a loan modification proposal for lender's consideration .

12	656100519	RT	MD	09/14/23	2
The interest only modification closed 7/2/25. Loan is in rehab.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A	656120485	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6A	656120485	18,518,974.96	4.69000%	18,518,974.96	4.69000%	8	07/05/19	07/06/19	06/21/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6B	656120486	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6C	656120507	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
12	656100519	0.00	4.25900%	0.00	4.25900%	8	08/28/20	05/01/20	--
12	656100519	0.00	4.25900%	0.00	4.25900%	8	12/11/20	05/01/20	08/28/20
12	656100519	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	12/11/20
15	305731015	0.00	5.00000%	0.00	5.00000%	10	06/01/20	06/01/20	06/08/20
15	305731015	23,207,769.40	5.00000%	23,207,769.40	5.00000%	10	06/08/20	06/01/20	06/01/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	305731026 01/12/22	7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48	67.14%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	305731026	09/12/22	0.00	0.00	5,304,196.48	0.00	0.00	(79,935.99)	0.00	0.00	5,304,196.48
		01/12/22	0.00	0.00	5,384,132.47	0.00	0.00	5,384,132.47	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,304,196.48	0.00	0.00	5,304,196.48	0.00	0.00	5,304,196.48

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,291.74	0.00	0.00	0.00	0.00	142,202.34	0.00	0.00	0.00	0.00
9	0.00	0.00	7,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,562.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,187.14	0.00	0.00	0.00	0.00	142,202.34	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		162,389.48

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Supplemental Notes
None

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